UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06087

Salomon Brothers Series Funds Inc
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Christina T. Sydor, Esq.
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code:
         (800)-725-6666

Date of fiscal year end:  December 31
Date of reporting period: June 30, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Semi-Annual Report to Stockholders is filed herewith.

SALOMON BROTHERS INSTITUTIONAL MONEY MARKET FUND
------------------------------------------------
Letter from the Chairman

DEAR SHAREHOLDER,

The philosopher Bertrand Russell famously remarked that, 'Change is one thing, progress is another.' You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

We invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

[Photo: SALOMON_GERKEN]
R. JAY GERKEN, CFA
Chairman and
President

Sincerely,

R. Jay Gerken
R. Jay Gerken, CFA
Chairman and President

July 18, 2003

SALOMON BROTHERS INSTITUTIONAL MONEY MARKET FUND
------------------------------------------------
Schedule of Investments (unaudited)
June 30, 2003

                                                                         YIELD TO
                                                                        MATURITY ON
   FACE                                                                   DATE OF     MATURITY
  AMOUNT                             SECURITY                            PURCHASE*      DATE        VALUE
------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 19.3%
 1,000,000   Bayerische Landesbank....................................     1.24%       9/8/03    $ 1,000,000
 1,000,000   Credit Lyonnais..........................................     1.23        9/5/03      1,000,037
 3,000,000   Credit Suisse First Boston VRDO..........................     1.28       1/12/04      3,000,005
 2,000,000   Landesbank Hessen-Thurin.................................     1.28        8/6/03      2,000,000
 2,000,000   Toronto Dominion Bank....................................     1.27       8/20/03      2,000,000
 1,000,000   Unicredito Italiano S.p.A................................     1.30       7/21/03      1,000,027
                                                                                                 -----------
             TOTAL CERTIFICATES OF DEPOSIT (Cost  --  $10,000,069)....                            10,000,069
                                                                                                 -----------
COMMERCIAL PAPER  --  52.9%
 1,500,000   ABSC Capital Corp. CE....................................     1.10       7/10/03      1,499,588
 1,500,000   Atlantic Asset Securitization Corp. CE...................     1.29        7/3/03      1,499,892
 1,500,000   Brahms Funding Corp......................................     1.14       8/29/03      1,497,197
 1,650,000   Clipper Receivable Corp. CE..............................     1.24        9/5/03      1,646,249
 1,865,000   Eiffel Funding LLC CE....................................     1.31        7/1/03      1,865,000
 1,500,000   Erasmus Capital Corp. VRDO CE............................     1.23       11/17/03     1,492,876
 1,500,000   Foxboro Funding Ltd......................................     1.35       7/24/03      1,498,706
 1,000,000   HBOS Treasury Services PLC...............................     1.22        9/8/03      1,000,000
 3,000,000   Links Finance Corp.......................................     1.16       7/15/03      3,000,000
 1,000,000   Mica Funding LLC VRDO....................................     1.25       8/22/03        998,194
 1,500,000   Mortgage Interest Network................................     1.11       8/13/03      1,498,011
 1,086,000   Park Granada LLC.........................................     1.40        7/1/03      1,086,000
 1,500,000   Perry Global Funding VRDO................................     1.20       9/12/03      1,496,350
 1,500,000   Silver Tower U.S. Funding LLC VRDO CE....................     1.27        8/4/03      1,498,201
 1,000,000   Silver Tower U.S. Funding LLC VRDO CE....................     1.15        9/5/03        997,892
 1,500,000   Stanfield Victoria Corp..................................     1.18        7/9/03      1,499,607
 1,881,000   Starbird Funding Corp. VRDO CE...........................     1.33        7/3/03      1,880,861
 1,500,000   Victory Receivables Corp. VRDO CE........................     1.27        7/2/03      1,499,947
                                                                                                 -----------
             TOTAL COMMERCIAL PAPER (Cost  --  $27,454,571)...........                            27,454,571
                                                                                                 -----------

                              SEE NOTES TO FINANCIAL STATEMENTS.
PAGE 2

SALOMON BROTHERS INSTITUTIONAL MONEY MARKET FUND
------------------------------------------------
Schedule of Investments (unaudited) (continued)
June 30, 2003

                                                                         YIELD TO
                                                                        MATURITY ON
FACE                                                                      DATE OF     MATURITY
AMOUNT                               SECURITY                            PURCHASE*      DATE        VALUE
------------------------------------------------------------------------------------------------------------
MUNICIPAL NOTES -- 27.8%
$1,100,000   Baptist Health Systems VRDO MBIA CE......................     1.05%       7/2/03    $ 1,100,000
 3,310,000   Dade County, FL Expressway Authority VRDO FGIC CE........     1.00        7/3/03      3,310,000
 4,000,000   Illinois Student Assistance Commission VRDO MBIA CE......     1.05        7/2/03      4,000,000
 1,200,000   Lexington-Fayette, KY Urban County Airport VRDO MBIA
              CE......................................................     1.02        7/2/03      1,200,000
 2,800,000   New York State HFA Tribeca VRDO CE.......................     1.02        7/2/03      2,800,000
 2,000,000   New York State HFA Tribeca VRDO CE.......................     1.05        7/2/03      2,000,000
                                                                                                 -----------
             TOTAL MUNICIPAL NOTES (Cost  --  $14,410,000)............                            14,410,000
                                                                                                 -----------
             TOTAL INVESTMENTS  --  100.0% (Cost  -- $51,864,640**)...                           $51,864,640
                                                                                                 -----------
                                                                                                 -----------

---------

 * Yield to maturity on date of purchase, except in the case of Variable Rate Demand Obligations ('VRDO'), whose yields are determined on the date of last interest change. For VRDOs, maturity date shown is the date of the next interest rate change.

** Aggregate cost for Federal income tax purposes is substantially the same.

    Abbreviations used in this schedule:
    CE     --     Credit Enhancement
                  Insured as to principal and interest by the Financial
    FGIC   --     Guaranty Insurance Corp.
    HFA    --     Housing Finance Authority
                  Insured as to principal and interest by the MBIA Insurance
    MBIA   --     Corp.
    VRDO   --     Variable rate demand obligation

                    SEE NOTES TO FINANCIAL STATEMENTS.
                                                                          PAGE 3

SALOMON BROTHERS INSTITUTIONAL MONEY MARKET FUND
------------------------------------------------
Statement of Assets and Liabilities (unaudited)
June 30, 2003

ASSETS:
   Investments, at amortized cost...........................  $51,864,640
   Cash.....................................................          118
   Interest receivable......................................       47,790
                                                              -----------
   TOTAL ASSETS.............................................   51,912,548
                                                              -----------
LIABILITIES:
   Dividends payable........................................       50,996
   Administration fee payable...............................        2,245
   Accrued expenses.........................................       52,835
                                                              -----------
   TOTAL LIABILITIES........................................      106,076
                                                              -----------
TOTAL NET ASSETS............................................  $51,806,472
                                                              -----------
                                                              -----------
NET ASSETS:
   Par value of capital shares..............................  $    51,808
   Capital paid in excess of par value......................   51,756,361
   Overdistributed net investment income....................       (1,697)
                                                              -----------
TOTAL NET ASSETS (equivalent to $1.00 per share on
   51,808,169 shares of $0.001
   par value capital stock outstanding).....................  $51,806,472
                                                              -----------
                                                              -----------

--------------------------------------
Statement of Operations (unaudited)
For the Six Months Ended June 30, 2003

INVESTMENT INCOME:
   Interest.................................................  $553,632
                                                              --------
EXPENSES:
   Management fee (Note 2)..................................    80,581
   Audit and legal..........................................    24,985
   Administration fee (Note 2)..............................    20,145
   Custody..................................................    10,508
   Shareholder communications...............................     9,445
   Registration and filing fees.............................     3,922
   Directors' fees..........................................     1,053
   Shareholder servicing fees...............................       480
   Other....................................................     2,279
                                                              --------
   TOTAL EXPENSES...........................................   153,398
   Less: Management fee waiver and expense reimbursement
    (Note 2)................................................   (81,099)
                                                              --------
   NET EXPENSES.............................................    72,299
                                                              --------
NET INVESTMENT INCOME.......................................  $481,333
                                                              --------
                                                              --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SALOMON BROTHERS INSTITUTIONAL MONEY MARKET FUND
------------------------------------------------
Statements of Changes in Net Assets
For the Six Months Ended June 30, 2003 (unaudited) and the Year Ended December 31, 2002

                                                                  2003           2002
-----------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income....................................  $    481,333   $  1,978,296
   Net realized gain........................................            --         11,743
                                                              ------------   ------------
   INCREASE IN NET ASSETS FROM OPERATIONS...................       481,333      1,990,039
                                                              ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income....................................      (481,333)    (1,979,177)
   Net realized gains.......................................            --        (10,862)
                                                              ------------   ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS............................................      (481,333)    (1,990,039)
                                                              ------------   ------------
FUND SHARE TRANSACTIONS (NOTE 3):
   Net proceeds from sales of shares........................     8,814,117     23,683,849
   Net asset value of shares issued for reinvestment of
    dividends...............................................       294,181      1,258,774
   Cost of shares reacquired................................   (54,520,152)   (44,641,717)
                                                              ------------   ------------
   DECREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS......   (45,411,854)   (19,699,094)
                                                              ------------   ------------
DECREASE IN NET ASSETS......................................   (45,411,854)   (19,699,094)
NET ASSETS:
   Beginning of period......................................    97,218,326    116,917,420
                                                              ------------   ------------
   END OF PERIOD*...........................................  $ 51,806,472   $ 97,218,326
                                                              ------------   ------------
                                                              ------------   ------------
*Includes overdistributed net investment income of:.........       $(1,697)       $(1,697)
                                                              ------------   ------------
                                                              ------------   ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SALOMON BROTHERS INSTITUTIONAL MONEY MARKET FUND
------------------------------------------------
Notes to Financial Statements (unaudited)

Note 1. Organization and Significant Accounting Policies

Salomon Brothers Series Funds Inc ('Company') was incorporated in Maryland on April 17, 1990 as an open-end management investment company, and currently operates as a series company comprised of ten funds, including the Salomon Brothers Institutional Money Market Fund ('Fund'). The financial statements and financial highlights for the other investment funds of the Company are reported in separate shareholder reports. The Fund's objective is to seek as high a level of current income as is consistent with liquidity and the stability of principal.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ('GAAP'). The preparation of financial statements in accordance with GAAP requires management to make estimates of certain reported amounts in the financial statements. Actual amounts could differ from those estimates.

(A) SECURITIES VALUATION. Portfolio securities are valued using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market value and does not include recognition of any unrealized gains or losses.

(B) FEDERAL INCOME TAXES. The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its income, including any net realized gains, to shareholders. Therefore, no Federal income tax or excise tax provision is required.

(C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends on the shares of the Fund are declared each business day to shareholders of record at twelve noon (New York time) on that day, and paid on the last business day of the month. Distributions of net realized gains to shareholders, if any, are declared annually and recorded on the ex-dividend date. Dividends and distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(D) EXPENSES. Direct expenses are charged to the Fund and general expenses of the Company are allocated to the Fund based on relative average net assets for the period in which the expense was incurred.

(E) OTHER. Investment transactions are recorded as of the trade date. Interest income, including the accretion of discounts or the amortization of premiums, is recognized when earned. Gains or losses on sales of securities are calculated on the identified cost basis.

SALOMON BROTHERS INSTITUTIONAL MONEY MARKET FUND
------------------------------------------------
Notes to Financial Statements (unaudited) (continued)

Note 2. Management Fee and Other Agreements

The Company retains Salomon Brothers Asset Management Inc ('SBAM'), an indirect wholly-owned subsidiary of Citigroup Inc. ('Citigroup'), to act as investment manager of the Fund, subject to the supervision by the Board of Directors of the Company. The management fee to SBAM is based on an annual rate of 0.20% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

Under a voluntary agreement between SBAM and the Fund, SBAM has agreed to reduce or otherwise limit the expenses of the Fund (exclusive of taxes, interest, and extraordinary expenses such as litigation and indemnification expenses), on an annualized basis to 0.18% of the Fund's average daily net assets. These waivers and/or reimbursements may be reduced or terminated at any time. For the six months ended June 30, 2003, SBAM voluntarily waived all of its management fees amounting to $80,581. In addition, SBAM has agreed to reimburse expenses of $518.

Smith Barney Fund Management LLC ('SBFM'), another indirect wholly-owned subsidiary of Citigroup, acts as administrator for the Fund. The administration fee to SBFM is based on an annual rate of 0.05% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

Citigroup Global Markets Inc. ('CGM'), formerly known as Salomon Smith Barney Inc., another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's distributor.

All officers and one Director of the Company are employees of Citigroup or its affiliates.

Note 3. Capital Stock

At June 30, 2003, the Company had 10,000,000,000 shares of authorized capital stock, par value $0.001 per share.

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued in reinvestment of dividends declared, and shares repurchased, are equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding capital share transactions.

Note 4. Portfolio Activity

The Fund invests in money market instruments maturing in thirteen months or less whose credit ratings are within the two highest ratings categories of two nationally recognized statistical rating organizations ('NRSROs') or, if rated by only one NRSRO, that NRSRO, or, if not rated, are believed by the investment manager to be of comparable quality.

SALOMON BROTHERS INSTITUTIONAL MONEY MARKET FUND
------------------------------------------------
Notes to Financial Statements (unaudited) (continued)

Note 5. Subsequent Event

Effective August 1, 2003, the Board of Directors of the Company elected William
R. Hutchinson a member of the Board of Directors. The Board of Directors has also appointed Mr. Hutchinson a member of the Company's Nominating Committee and chair of the Fund's Audit Committee.

SALOMON BROTHERS INSTITUTIONAL MONEY MARKET FUND
------------------------------------------------
Financial Highlights

For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

                                                  2003(1)       2002       2001      2000       1999       1998
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period............   $1.000       $1.000     $1.000    $1.000     $1.000     $1.000
                                                  -------      -------   --------   -------   --------   --------
Net investment income...........................    0.006        0.018      0.041     0.063      0.051      0.054
Dividends from net investment income............   (0.006)      (0.018)    (0.041)   (0.063)    (0.051)    (0.054)
                                                  -------      -------   --------   -------   --------   --------
Net asset value, end of period..................   $1.000       $1.000     $1.000    $1.000     $1.000     $1.000
                                                  -------      -------   --------   -------   --------   --------
                                                  -------      -------   --------   -------   --------   --------
Net assets, end of period (000s)................  $51,806      $97,218   $116,917   $97,865   $119,231   $138,941
Total return....................................      0.6%'DD'     1.8%       4.1%      6.5%       5.2%       5.6%

Ratios to average net assets:
   Expenses(2)..................................     0.18%'D'      0.18%      0.18%     0.18%      0.17%      0.18%
   Net investment income........................     1.20%'D'      1.80%      4.08%     6.27%      5.04%      5.45%
Before waiver of management and administration
 fees and expenses absorbed by Salomon Brothers
 Asset Management Inc, as applicable, net
 investment income per share and expense ratio
 would have been:
   Net investment income per share..............   $0.004         $0.016     $0.039    $0.061     $0.048     $0.053
   Expense ratio................................    0.38%'D'       0.37%      0.33%     0.34%      0.37%      0.37%

---------

(1)   For the six months ended June 30, 2003 (unaudited).
(2) The ratio of expenses to average net assets will not exceed 0.18%, as a result of a voluntary expense limitation.
 'DD' Total return is not annualized, as it may not be representative of the total return for the year.
 'D'  Annualized.

SALOMON BROTHERS INSTITUTIONAL MONEY MARKET FUND
------------------------------------------------
Directors

CAROL L. COLMAN

DANIEL P. CRONIN

LESLIE H. GELB

R. JAY GERKEN, CFA

WILLIAM R. HUTCHINSON

RIORDAN ROETT

JESWALD W. SALACUSE

Officers

R. JAY GERKEN, CFA
    Chairman and President

LEWIS E. DAIDONE
    Executive Vice President and
    Chief Administrative Officer

CHARLES K. BARDES
    Executive Vice President

JAMES E. CRAIGE, CFA
    Executive Vice President

THOMAS A. CROAT
    Executive Vice President

JOHN B. CUNNINGHAM, CFA
    Executive Vice President

KEVIN KENNEDY
    Executive Vice President

BETH A. SEMMEL, CFA
    Executive Vice President

PETER J. WILBY, CFA
    Executive Vice President

GEORGE J. WILLIAMSON
    Executive Vice President

FRANCES M. GUGGINO
    Controller

CHRISTINA T. SYDOR
    Secretary

SALOMON BROTHERS INSTITUTIONAL MONEY MARKET FUND
------------------------------------------------

Salomon Brothers Institutional Money Market Fund

    125 Broad Street
    10th Floor, MF-2
    New York, New York 10004
    1-800-347-6028

INVESTMENT MANAGER
    Salomon Brothers Asset Management Inc
    399 Park Avenue
    New York, New York 10022

DISTRIBUTOR
    Citigroup Global Markets Inc.
    388 Greenwich Street
    New York, New York 10013

CUSTODIAN
    State Street Bank and Trust Company
    225 Franklin Street
    Boston, Massachusetts 02110

DIVIDEND DISBURSING AND TRANSFER AGENT
    PFPC Global Fund Services
    P.O. Box 9699
    Providence, Rhode Island 02940-9699

LEGAL COUNSEL
    Simpson Thacher & Bartlett LLP
    425 Lexington Avenue
    New York, New York 10017

INDEPENDENT AUDITORS
    PricewaterhouseCoopers LLP
    1177 Avenue of the Americas
    New York, New York 10036
----------------------------------------
Salomon Brothers Institutional Investment Series*

Salomon Brothers Institutional
High Yield Bond Fund

The High Yield Bond Fund's investment objective is to maximize total return. The Fund seeks to achieve its objective by investing primarily in a portfolio of high yield fixed-income securities, commonly known as 'junk bonds', that offer a yield above that generally available on debt securities in the four highest rating categories of the recognized rating services. High Yield bonds generally entail increased credit and market risks, including a loss of your principal investment.

Salomon Brothers Institutional
Emerging Markets Debt Fund

The Emerging Markets Debt Fund's objective is to maximize total return. The Fund seeks to achieve its objective by investing at least 80% of its total assets in debt securities of government, government-related and corporate issuers in emerging market countries. Securities of foreign companies and governments, including emerging markets, involve risks beyond those of domestic investments.

--------------------------------------------------------------------------------
* For more complete information about Salomon Brothers Institutional Investment Series, you may obtain a Prospectus by calling 1-800-725-6666. Please read the prospectus carefully before you invest or send money.

  This report is submitted for the general information of the shareholders of Salomon Brothers Institutional Money Market Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.

PFPC Global Fund Services
P.O. Box 9699
Providence, Rhode Island 02940-9699

FIRST-CLASS
U.S. POSTAGE
PAID
NORTH READING, MA
PERMIT NO.
105



INSTMMSEMI 6/03
03-4961

Salomon Brothers
Institutional
Money Market Fund


Semi-Annual Report


JUNE 30, 2003

Salomon Brothers
Asset Management

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8.   [RESERVED]

ITEM 9.   CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

      (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10. EXHIBITS.

      (a) Not applicable.

      (b) Attached hereto.

          Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

          Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Salomon Brothers Series Funds Inc


By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
         Salomon Brothers Series Funds Inc

Date:    August 29, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ R. Jay Gerken
         (R. Jay Gerken)
         Chief Executive Officer of
         Salomon Brothers Series Funds Inc

Date:    August 29, 2003

By:      /s/ Lewis E. Daidone
         (Lewis E. Daidone)
         Chief Administrative Officer of
         Salomon Brothers Series Funds Inc

Date:    August 29, 2003


                           STATEMENT OF DIFFERENCES

   The section symbol shall be expressed as ....................'SS'
   The dagger symbol shall be expressed as .....................'D'
   The double dagger symbol shall be expressed as ..............'DD'